DERIVATIVE FINANCIAL INSTRUMENTS (Details 3) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Recognized in other comprehensive loss (effective portion)	$ (4.6)	$ (2.2)	$ (3.5)	$ (4.6)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss)	(4.2)	0.1	(7.7)	(1.6)
Commodity Contract | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Recognized in other comprehensive loss (effective portion)	1.6	(2.2)	2.7	(4.6)
Commodity Contract | Cost of Sales | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Reclassified from accumulated other comprehensive loss into income (effective portion)	(1.7)	(1.8)	(5.4)	(3.7)
Interest Rate Contract Gains | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Recognized in other comprehensive loss (effective portion)	(6.2)	0.0	(6.2)	0.0
Interest Rate Contract Gains | Interest Expense | Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss)	1.2	0.7	1.9	1.4
Commodity Contracts Losses | Cost of Sales | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss)	0.0	0.1	(0.4)	(1.6)
Foreign Exchange Contract | Selling, General and Administrative Expenses | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss)	$ (4.2)	$ 0.0	$ (7.3)	$ 0.0